LOANS - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 1,315,114	$ 1,077,984
Real Estate - Construction	197,571	89,297
Real Estate - Commercial	2,140,667	1,765,620
Lease financing	77,567	80,135
Total Commercial	3,730,919	3,013,036
Real Estate Residential	501,894	433,664
Installment	47,320	52,774
Home equity	458,627	426,078
Other	38,475	37,962
Total	1,046,316	950,478
Pass
Financing Receivable, Recorded Investment [Line Items]
Commercial	1,268,456	1,016,357
Real Estate - Construction	195,826	80,586
Real Estate - Commercial	2,055,432	1,604,836
Lease financing	75,839	80,135
Total Commercial	3,595,553	2,781,914
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	30,492	25,064
Real Estate - Construction	0	65
Real Estate - Commercial	21,448	36,736
Lease financing	1,728	0
Total Commercial	53,668	61,865
Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	16,166	36,147
Real Estate - Construction	1,745	8,646
Real Estate - Commercial	63,787	124,048
Lease financing	0	0
Total Commercial	81,698	168,841
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	0	416
Real Estate - Construction	0	0
Real Estate - Commercial	0	0
Lease financing	0	0
Total Commercial	0	416
Performing
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	490,314	425,058
Installment	46,806	52,195
Home equity	452,281	421,203
Other	38,475	37,962
Total	1,027,876	936,418
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	11,580	8,606
Installment	514	579
Home equity	6,346	4,875
Other	0	0
Total	$ 18,440	$ 14,060